1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Foreign Currency (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Foreign Currency

Foreign Currency

Effective April 1, 2013, the Company changed its reporting currency from the Canadian dollar (“CAD”) to the U.S. dollar in anticipation of filing its financial statements with the U.S. Securities and Exchange Commission.  Effective April 1, 2014, the Company changed its functional currency and that of its wholly owned subsidiary to the U.S. dollar.  As a result, all translation adjustments prior to April 1, 2014 were recognized into other income (expense) in the year ending March 31, 2015.